Deferred Revenues - Summary Of Detailed Information About Deferred Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Deferred Revenue [Abstract]
Balance, January 1	$ 399,520	$ 84,614
Acquisition (Note 6)	0	135,409
Cash received in advance of revenue recognition	892,622	526,924
Revenue subsequently recognized	(857,797)	(354,531)
Currency translation effects	(12,489)	7,104
Ending Balance	421,856	399,520
Current deferred revenues	392,371	366,085	[1]
Non-current deferred revenues	$ 29,485	$ 33,435	[1]

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.